Reinsurance - FY, Reinsurance Balances (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Reinsurer	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)
Reinsurance [Abstract]
Reinsurance recoverable on unpaid losses	$ 95,670	$ 77,610	$ 70,348
Reinsurance recoverable on paid losses	200	100
Ceded unearned premiums related to reinsurers	$ 39,329	$ 24,143	$ 42,565
Reinsurance Receivable, Net [Member] | 4 Major Reinsurers [Member]
Concentration Risk [Line Items]
Number of major reinsurers | Reinsurer	4
Concentration risk, percentage	86.50%